INVENTORIES (TABLES)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories consisted of the following:
	As of March 31,
	2013	2014
	$	$

Raw materials	1,770	2,013
Work in progress	287	192
Finished goods	900	1,495

	2,957	3,700